EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share [Abstract]
Net income (loss) attributable to CNH Industrial N.V.	$ 333	$ 408
Net income (loss) attributable to CNH Industrial from continuing operations	333	360
Net income (loss) attributable to CNH Industrial from discontinued operations	$ 0	$ 48
Basic earnings (loss) per share attributable to common shareholders:
Weighted average common shares outstanding—basic (in shares)	1,356,000	1,354,000
Continuing operations ( in usd per share)	$ 0.24	$ 0.27
Discontinued operations (in usd per share)	0	0.03
Basic (in usd per share)	$ 0.24	$ 0.30
Diluted earnings (loss) per share attributable to common shareholders
Stock compensation plans (in shares)	6,000	5,000
Weighted average common shares outstanding—diluted (in shares)	1,362,000	1,359,000
Continuing operations (in usd per share)	$ 0.24	$ 0.27
Discontinued operations (in usd per share)	0	0.03
Diluted (in usd per share)	$ 0.24	$ 0.30
Antidilutive securities excluded from EPS computation (in shares)	281	0